OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Principal Amount		Value
Bonds: 74.0%
Corporate Bonds: 20.0%
Aerospace & Defense: 0.7%
	The Boeing Company
$1,013,000	1.167%, 02/04/2023	$1,009,145

Air Freight & Logistics: 1.5%
	American Airlines 2019-1 Class B Pass Through Trust
762,530	3.850%, 08/15/2029	643,086
	British Airways 2021-1 Class A Pass Through Trust
1,776,158	2.900%, 09/15/2036	1,453,905
		2,096,991
Airlines: 1.6%
	Air Canada 2020-2 Class A Pass Through Trust
830,190	5.250%, 10/01/2030	786,491
	British Airways 2020-1 Class A Pass Through Trust
537,202	4.250%, 05/15/2034	483,035
	United Airlines 2020-1 Class A Pass Through Trust
980,075	5.875%, 10/15/2027	968,408
		2,237,934
Automobiles: 0.8%
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,019,604

Banks: 3.7%
	Bank of America Corp.
1,000,000	4.250%, 10/22/2026	968,687
	Citigroup, Inc.
1,000,000	5.586% (SOFR + 1.372%), 05/24/2025 [2]	997,832
	The PNC Financial Services Group, Inc.
1,120,000	8.118% (3 Month LIBOR USD + 3.678%), 02/01/2023 [1,2]	1,121,118
1,000,000	6.000% (5 Year CMT Rate + 3.000%), 05/15/2027 [1,2,10]	942,122
	Santander UK Group Holdings Plc
1,000,000	6.833% (SOFR + 2.749%), 11/21/2026 [2,10]	1,012,774
		5,042,533
Biotechnology: 0.8%
	Amgen, Inc.
1,500,000	3.150%, 02/21/2040	1,115,176

Capital Markets: 1.8%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	973,137
2,000,000	2.484% (SOFR + 1.360%), 09/16/2036 [2,10]	1,459,716
		2,432,853
Chemicals: 0.7%
	Celanese US Holdings LLC
1,000,000	5.900%, 07/05/2024	1,000,670

Diversified Financial Services: 0.6%
	Aviation Capital Group LLC
1,000,000	1.950%, 01/30/2026	872,979

Diversified Telecommunication Services: 0.5%
	AT&T, Inc.
1,000,000	3.500%, 09/15/2053	678,867

Electric Utilities: 1.9%
	Edison International
760,000	5.000% (5 Year CMT Rate + 3.901%), 12/15/2026 [1,2,10]	640,300
	PacifiCorp
1,000,000	5.350%, 12/01/2053	1,007,323
	Southern California Edison Co.
1,000,000	0.975%, 08/01/2024	936,117
		2,583,740
Electronic Equipment, Instruments & Components: 0.7%
	TD SYNNEX Corp.
1,000,000	1.250%, 08/09/2024	929,094

Insurance: 1.5%
	Metropolitan Life Global Funding I
1,000,000	2.800%, 03/21/2025	960,276
	New York Life Insurance Co.
1,000,000	5.875%, 05/15/2033	1,038,914
	SBL Holdings, Inc.
25,000	6.500% (5 Year CMT Rate + 5.620%), 11/13/2026 [1,2,10]	19,375
		2,018,565
Media: 1.0%
	Comcast Corp.
2,000,000	2.887%, 11/01/2051	1,301,110

Oil, Gas & Consumable Fuels: 0.6%
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 [1,2,10]	866,652

Software: 0.5%
	Oracle Corp.
1,000,000	3.650%, 03/25/2041	745,390

Tobacco: 0.8%
	Philip Morris International, Inc.
1,000,000	5.750%, 11/17/2032	1,025,708

Trading Companies & Distributors: 0.3%
	Air Lease Corp.
520,000	4.125% (5 Year CMT Rate + 3.149%), 12/15/2026 [1,2,10]	357,500

Total Corporate Bonds
(Cost $28,994,258)		27,334,511

Asset Backed Securities: 15.4%
	Aaset 2021-2 Trust 2021-2
939,792	2.798%, 01/15/2047 [2]	759,899
	American Credit Acceptance Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,414,999
	American Credit Acceptance Receivables Trust 2021-2
912,122	0.970%, 07/13/2027	895,539
	Carvana Auto Receivables Trust 2021-N1
567,929	1.300%, 01/10/2028	523,379
	Carvana Auto Receivables Trust 2021-N2
1,000,000	1.270%, 03/10/2028	946,206
	CLI Funding VIII LLC
2,032,202	1.640%, 02/18/2046 [1]	1,738,304
	CPS Auto Receivables Trust 2019-C
71,964	3.170%, 06/16/2025	71,746
	Credit Acceptance Auto Loan Trust 2021-3
750,000	1.380%, 07/15/2030	688,742
	DT Auto Owner Trust 2019-1
1,000,000	4.940%, 02/17/2026	996,131
	DT Auto Owner Trust 2021-1
500,000	0.840%, 10/15/2026	480,130
	FCI Funding 2021-1 LLC 2021-1
164,318	1.130%, 04/15/2033	160,525
	Flagship Credit Auto Trust 2018-2
123,740	4.230%, 09/16/2024	123,444
	Flagship Credit Auto Trust 2019-2
73,938	3.090%, 05/15/2025	73,579
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	478,574
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	928,305
	HERO Funding Trust 2021-1
595,556	2.240%, 09/20/2051	521,538
	MVW 2021-1W LLC
283,981	1.440%, 01/22/2041	257,501
	Navigator Aircraft ABS Ltd.
1,388,393	2.771%, 11/15/2046	1,170,750
	Nyctl 2021-A Trust 2021-A
498,350	2.100%, 11/10/2034	476,524
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	427,942
	Santander Drive Auto Receivables Trust 2019-2
1,327,017	3.220%, 07/15/2025	1,318,798
	Santander Drive Auto Receivables Trust 2021-2
1,000,000	1.350%, 07/15/2027	935,711
	Stonepeak 2021-1 ABS 2021-1
843,003	2.301%, 02/28/2033	751,021
	Thrust Engine Leasing 2021 DAC
1,893,378	4.163%, 07/15/2040	1,397,961
	Triton Container Finance VIII LLC
1,702,500	1.860%, 03/20/2046	1,424,940
	Westlake Automobile Receivables Trust 2019-2
965,000	4.020%, 04/15/2025	961,174
	Westlake Automobile Receivables Trust 2020-1
138,012	2.520%, 04/15/2025	137,561
	Westlake Automobile Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	84,832
	Westlake Automobile Receivables Trust 2021-2
1,000,000	1.230%, 12/15/2026	911,552
		21,057,307
Total Asset Backed Securities
(Cost $23,346,348)		21,057,307

Commercial Mortgage-Backed Securities: 1.4%
	BX Commercial Mortgage Trust 2021-VOLT
	Series BX 2021-VOLT C
1,000,000	5.418% (1 Month LIBOR USD + 1.100%), 09/15/2036 [2]	941,235
	Life 2021-BMR Mortgage Trust
	Series LIFE 2021-BMR C
982,970	5.418% (1 Month LIBOR USD + 1.100%), 03/15/2038 [2]	936,108
		1,877,343
Total Commercial Mortgage-Backed Securities
(Cost $1,982,970)		1,877,343

Mortgage Backed Securities: 15.4%
	Federal Home Loan Mortgage Corporation: 5.1%
	FR SD8258
7,019,325	5.000%, 10/01/2052	6,933,167

	Federal Home Loan Mortgage Corporation REMICS: 1.9%
	Series FHR 2512 SI
104,540	3.182% (1 Month LIBOR USD + 7.500%), 04/15/2024 [2,3,8]	901
	Series FHR 4048 IK
1,683,093	3.000%, 05/15/2027 [3]	64,665
	Series FHR 4093 DS
3,501,496	1.982% (1 Month LIBOR USD + 6.300%), 08/15/2027 [2,3,8]	111,467
	Series FHR 4216 EI
2,014,453	3.000%, 06/15/2028 [3]	112,785
	Series FHR 4360 BI
872,648	2.500%, 11/15/2028 [3]	25,185
	Series FHR 4341 MI
1,052,333	4.000%, 11/15/2031 [3]	91,650
	Series FHR 4093 IB
1,240,374	4.000%, 08/15/2032 [3]	116,583
	Series FHR 4114 MI
1,618,255	3.500%, 10/15/2032 [3]	160,351
	Series FHR 4170 IU
2,570,327	3.000%, 02/15/2033 [3]	231,525
	Series FHR 3171 OJ
714,171	N/A%, 06/15/2036 [4,5]	564,951
	Series FHR 3824 LS
473,590	2.782% (1 Month LIBOR USD + 7.100%), 08/15/2036 [2,3,8]	56,664
	Series FHR 3236 KF
58,854	4.618% (1 Month LIBOR USD + 0.300%), 11/15/2036 [2]	57,600
	Series FHR 3339 JS
27,756	14.769% (1 Month LIBOR USD + 42.835%), 07/15/2037 [2,8]	37,277
	Series FHR 3380 FM
140,745	4.908% (1 Month LIBOR USD + 0.590%), 10/15/2037 [2]	139,415
	Series FHR 3721 FB
108,938	4.818% (1 Month LIBOR USD + 0.500%), 09/15/2040 [2]	107,226
	Series FHR 4105 LS
2,055,342	1.832% (1 Month LIBOR USD + 6.150%), 08/15/2041 [2,3,8]	82,630
	Series FHR 3933 QS
1,501,211	1.732% (1 Month LIBOR USD + 6.050%), 10/15/2041 [2,3,8]	98,083
	Series FHR 4340 US
1,028,254	2.282% (1 Month LIBOR USD + 6.600%), 05/15/2042 [2,3,8]	138,234
	Series FHR 4076 LF
146,126	4.618% (1 Month LIBOR USD + 0.300%), 07/15/2042 [2]	142,802
	Series FHR 4495 PI
181,623	4.000%, 09/15/2043 [3]	16,803
	Series FHR 4313 CS
1,934,711	1.732% (1 Month LIBOR USD + 6.050%), 03/15/2044 [2,3,8]	188,327
	Series FHR 4911 IH
681,918	4.000%, 04/15/2049 [3]	56,667
		2,601,791
	Federal Home Loan Mortgage Corporation Strips: 0.2%
	Series FHS 288 IO
1,123,281	3.000%, 10/15/2027 [3]	54,346
	Series FHS 272 F2
200,048	4.868% (1 Month LIBOR USD + 0.550%), 08/15/2042 [2]	195,674
		250,020
	Federal National Mortgage Association Interest Strips: 0.3%
	Pool FNS 419 C1
2,377,916	2.500%, 09/25/2028 [3]	112,102
	Pool FNS 419 C2
2,845,609	3.000%, 05/25/2029 [3]	147,213
	Pool FNS 421 C4
1,119,228	4.500%, 01/25/2030 [3]	84,030
	Pool FNS 421 C3
82,869	4.000%, 07/25/2030 [3]	6,524
	Pool FNS 387 7
309,901	5.500%, 04/25/2038 [3]	92,757
		442,626
	Federal National Mortgage Association Pool: 1.9%
	FN AL2519
649,179	4.500%, 07/01/2040	644,818
	FN AS5460
613,270	3.500%, 07/01/2045	571,597
	FN AS6520
818,788	3.500%, 01/01/2046	758,428
	FN MA3101
668,231	4.500%, 08/01/2047	657,399
		2,632,242
	Federal National Mortgage Association REMICS: 3.4%
	Series FNR 1996-45 SI
62,192	2.861% (1 Month LIBOR USD + 7.250%), 02/25/2024 [2,3,8]	643
	Series FNR 1997-65 SI
356,455	4.096% (1 Month LIBOR USD + 8.000%), 09/17/2027 [2,3,8]	14,635
	Series FNR 2012-139 DI
2,636,108	3.000%, 12/25/2027 [3]	106,226
	Series FNR 2013-29 BI
3,294,468	2.500%, 04/25/2028 [3]	152,977
	Series FNR 2015-34 AI
101,250	4.500%, 06/25/2030 [2,3]	353
	Series FNR 2010-119 PS
1,974,950	2.311% (1 Month LIBOR USD + 6.700%), 09/25/2030 [2,3,8]	82,890
	Series FNR 2016-8 CI
4,902,978	3.000%, 03/25/2031 [3]	342,637
	Series FNR 2013-51 PI
1,800,550	3.000%, 11/25/2032 [3]	167,381
	Series FNR 2014-81 TI
312,141	4.500%, 12/25/2034 [3]	27,413
	Series FNR 2016-24 IB
3,933,863	3.500%, 05/25/2036 [3]	423,612
	Series FNR 2007-2 FT
146,832	4.639% (1 Month LIBOR USD + 0.250%), 02/25/2037 [2]	143,110
	Series FNR 2016-78 CS
2,383,677	1.711% (1 Month LIBOR USD + 6.100%), 05/25/2039 [2,3,8]	169,065
	Series FNR 2012-82 PS
1,536,386	1.711% (1 Month LIBOR USD + 6.100%), 08/25/2041 [2,3,8]	54,163
	Series FNR 2011-100 S
2,683,335	2.061% (1 Month LIBOR USD + 6.450%), 10/25/2041 [2,3,8]	278,580
	Series FNR 2012-15 SW
2,953,686	1.561% (1 Month LIBOR USD + 5.950%), 03/25/2042 [2,3,8]	287,212
	Series FNR 2012-79 FM
112,946	4.839% (1 Month LIBOR USD + 0.450%), 07/25/2042 [2]	110,046
	Series FNR 2012-128 ST
1,035,390	1.761% (1 Month LIBOR USD + 6.150%), 11/25/2042 [2,3,8]	162,560
	Series FNR 2013-22 TO
331,991	N/A%, 03/25/2043 [4,5]	210,465
	Series FNR 2013-20 QS
4,112,329	1.761% (1 Month LIBOR USD + 6.150%), 03/25/2043 [2,3,8]	454,358
	Series FNR 2014-37 PI
648,740	5.500%, 06/25/2044 [3]	76,409
	Series FNR 2014-50 WS
440,719	1.811% (1 Month LIBOR USD + 6.200%), 08/25/2044 [2,3,8]	28,094
	Series FNR 2016-83 BS
342,668	1.711% (1 Month LIBOR USD + 6.100%), 11/25/2046 [2,3,8]	32,804
	Series FNR 2018-51 IO
450,230	6.500%, 07/25/2048 [3]	60,996
	Series FNR 2019-41 SB
1,113,291	1.661% (1 Month LIBOR USD + 6.050%), 08/25/2049 [2,3,8]	119,429
	Series FNR 2020-88 QI
10,892,353	2.000%, 05/25/2050 [3]	1,083,181
		4,589,239
	Goldman Sachs Mortgage-Backed Securities Corp Trust: 0.3%
	Series GSMBS 2020-PJ4 A2
494,998	3.000%, 01/25/2051	419,333

	Government National Mortgage Association: 0.5%
	Series GNR 2014-74 GI
109,530	4.000%, 05/16/2029 [3]	3,226
	Series GNR 2010-47 BX
249,514	2.224% (1 Month LIBOR USD + 6.550%), 08/16/2034 [2,3,8]	10,247
	Series GNR 2011-61 WS
2,879,251	2.117% (1 Month LIBOR USD + 6.470%), 02/20/2038 [2,3,8]	115,930
	Series GNR 2010-6 FG
105,155	4.926% (1 Month LIBOR USD + 0.600%), 01/16/2040 [2]	104,607
	Series GNR 2016-31 CS
3,380,235	1.897% (1 Month LIBOR USD + 6.250%), 07/20/2044 [2,3,8]	359,323
	Series GNR 2016-112 WI
4,216,128	0.184%, 03/20/2045 [3]	80,608
		673,941
	JP Morgan Mortgage Trust: 0.3%
	Series JPMMT 2014-IVR3 3A1
162,782	3.063%, 09/25/2044	159,391
	Series JPMMT 2020-7 A3
330,116	3.000%, 01/25/2051	273,930
		433,321
	RCKT Mortgage Trust 2021-6 - 0: 1.1%
	Series RCKT 2021-6 A1
1,838,799	2.500%, 12/25/2051	1,487,512

	Wells Fargo Mortgage Backed Securities Trust: 0.4%
	Series WFMBS 2019-4 A17
57,074	3.500%, 09/25/2049	49,320
	Series WFMBS 2020-3 A3
145,828	3.000%, 06/25/2050	139,021
	Series WFMBS 2020-4 A1
448,630	3.000%, 07/25/2050	378,354
		566,695
Total Mortgage Backed Securities
(Cost $25,785,165)		21,029,887

United States Government Securities: 21.8%
	United States Treasury Notes/Bonds
5,000,000	2.750%, 04/30/2023	4,972,150
2,000,000	1.375%, 09/30/2023	1,951,329
5,000,000	0.375%, 10/31/2023	4,821,875
3,000,000	2.375%, 03/31/2029	2,734,512
4,000,000	3.250%, 06/30/2029	3,837,500
4,000,000	2.250%, 05/15/2041	3,030,625
2,500,000	2.000%, 11/15/2041	1,799,365
4,000,000	3.000%, 11/15/2044	3,329,531
4,000,000	3.000%, 02/15/2047	3,304,688
		29,781,575
Total United States Government Securities
(Cost $30,459,984)		29,781,575

Total Bonds
(Cost $110,568,725)		101,080,623

Short-Term Investments: 32.2%
Commercial Paper: 17.6%
Automobiles: 1.5%
	Harley-Davidson FDG Corp.
2,000,000	5.176%, 01/04/2023 [7]	1,998,709

Beverages: 1.5%
	Bacardi-Martini BV
2,000,000	5.424%, 01/11/2023 [7]	1,996,936

Diversified Financial Services: 1.4%
	VW Credit, Inc.
2,000,000	4.950%, 01/23/2023 [7]	1,993,776

Electric Utilities: 1.5%
	Constellation Energy Generation LLC
2,000,000	4.860%, 01/06/2023 [7]	1,998,038

Electronic Equipment, Instruments & Components: 1.5%
	Jabil, Inc.
2,000,000	5.616%, 01/03/2023 [7]	1,998,880

Food & Staples Retailing: 2.9%
	Walgreens Boots Alliance, Inc.
4,000,000	5.094%, 01/23/2023 [7]	3,987,365

Health Care Providers & Services: 1.5%
	McKesson Corp.
2,000,000	5.196%, 01/06/2023 [7]	1,998,225

Multiline Retail: 1.5%
	Dollarama, Inc.
2,000,000	5.169%, 01/17/2023 [7]	1,995,368

Oil, Gas & Consumable Fuels: 1.4%
	Enbridge, Inc.
2,000,000	4.991%, 01/17/2023 [7]	1,995,216

Textiles, Apparel & Luxury Goods: 1.4%
	VF Corp.
2,000,000	4.777%, 01/18/2023 [7]	1,995,324

Wireless Telecommunication Services: 1.5%
	Rogers Communications, Inc.
2,000,000	4.985%, 01/05/2023 [7]	1,998,481

Total Commercial Paper
(Cost $23,961,086)		23,956,318

United States Treasury Bills: 5.4%
	United States Treasury Bills
1,500,000	2.884%, 01/12/2023 [7]	1,498,700
5,000,000	4.456%, 06/29/2023 [7]	4,889,435
1,000,000	0.000%, 10/05/2023 [7,9]	966,251
Total United States Treasury Bills
(Cost $7,353,176)		7,354,386
Shares
Money Market Funds: 9.2%

12,493,886	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 4.110%[6]	12,493,886

Total Money Market Funds
(Cost $12,493,886)		12,493,886

Total Short-Term Investments
(Cost $43,808,148)		43,804,590
Total Investments in Securities: 106.2%
(Cost $154,376,873)		144,885,213
Liabilities in Excess of Other Assets: (6.2)%		(8,471,473)
Total Net Assets: 100.0%		$136,413,740

CMT-	Constant Maturity Treasury Rate
LIBOR-	London Interbank Offered Rate
SOFR-	Secured Overnight Financing Rate
USD-	United States Dollar

[1]	Perpetual call date security. Date shown is next call date.
[2]	Variable rate security; rate shown is the rate in effect on December 31, 2022.
[3]	Interest only security.
[4]	Zero coupon security.
[5]	Principal only security.
[6]	Annualized seven-day effective yield as of December 31, 2022.
[7]	Rate represents the yield to maturity from purchase price.
[8]	Inverse floading rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of December 31, 2022, the value of securities designated as collateral was $950,000, or 0.7% of net assets.

[10]	Fixed-to-variable or fixed-to float bond; rate shown is the rate in effect on December 31, 2022.
[11]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of December 31, 2022.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Total Return Fund, (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds[1]	$–	$27,334,511	$–	$27,334,511
Asset Backed Securities	–	21,057,307	–	21,057,307
Commercial Mortgage-Backed Securities	–	1,877,343	–	1,877,343
Mortgage Backed Securities	–	21,029,887	–	21,029,887
United States Government Notes/Bonds	–	29,781,575	–	29,781,575
Short-Term Investments	12,493,886	31,310,704	–	43,804,590
Total Assets:	$12,493,886	$132,391,327	$–	$144,885,213
Other Financial Instruments [2]:
Interest Rate Contracts - Futures	117,968	–	–	117,968
Total Other Financial Instruments	$117,968	$–	$–	$117,968

[1] See Schedule of Investments for industry breakouts.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at DECEMBER 31, 2022 (Unaudited)

The Fund had the following futures contracts outstanding with ADM:

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US 2 Year Note CBT (3/2023)	(100)	$(20,625,781)	$117,968	$(20,507,813

		$(20,625,781)	$117,968	$(20,507,813

CBT - Chicago Board of Trades